Schedule of Short-term Loans (Details) - USD ($)		6 Months Ended		9 Months Ended
		Jun. 30, 2022		Sep. 30, 2022		Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021		Jul. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Short term loans - third parties						$ 113,000	$ 86,894
EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Short term loans - bank and private lender		$ 233,101		$ 208,168				$ 205,427			$ 188,197
Short term loans - third parties		143,977		139,334				148,302			468,972
Bank and Private Lender [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Short term loans - bank and private lender		233,101		$ 208,168				205,427			188,197
Third Parties [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Short term loans - third parties		$ 143,977						148,302			468,972
United Overseas Bank Limited [Member] | Bank and Private Lender [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		United Overseas Bank Limited	[1]	United Overseas Bank Limited	[2]
Maturities		90 days from disbursement	[1]	90 days from disbursement	[2]
Interest Rate		0.25%	[1]	0.25%	[2]
Collateral/Guarantee		Guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company Collateral: Accounts receivable	[1]	Guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company Collateral: Accounts receivable	[2]
Short term loans - bank and private lender		$ 53,991	[1]	$ 173,334	[2]			184,491	[1],[2]		188,197	[1]
FS Capital Ptd. Ltd. [Member] | Bank and Private Lender [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		FS Capital Ptd. Ltd.		FS Capital Ptd. Ltd
Maturities		Fully repaid in February, 2022		Fully repaid in February, 2022
Interest Rate		18.00%		18.00%
Collateral/Guarantee		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited
Short term loans - bank and private lender								20,936
Funding Societies Pte. Ltd [Member] | Bank and Private Lender [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Funding Societies Pte. Ltd		Funding Societies Pte. Ltd
Maturities		Due monthly from April 2022 to March 2023		Due monthly from April 2022 to March 2023
Interest Rate		30.00%		30.00%
Collateral/Guarantee		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder		Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder
Short term loans - bank and private lender		$ 179,110		$ 34,834
Lim Beng Choo [Member] | Third Parties [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name	[3]	Lim Beng Choo
Maturities	[3]	30 days from disbursement
Interest Rate	[3]	25.00%
Collateral/Guarantee	[3]	None
Short term loans - third parties	[3]										317,691
Koh Wee Sing [Member] | Third Parties [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name		Koh Wee Sing		Koh Wee Sing
Maturities		July 2022		Due on demand beginning in July 2022
Interest Rate		60.00%		60.00%
Collateral/Guarantee		None		None
Short term loans - third parties		$ 143,977		$ 139,334				$ 148,302			$ 151,281

[1]	On August 21, 2019 KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan is guaranteed by Jaime Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable. The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company is in the process to release Jamie Fan Wei Zhi as the guarantor of this loan. Until then, the Company is required to pay Jamie Fan Wei Zhi of $3,708 (SGD 5,000) per month as guarantor fee (See Note 19).
[2]	On August 21, 2019 KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan is guaranteed by Jaime Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable. The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company is in the process to release Jamie Fan Wei Zhi as the guarantor of this loan. Until then, the Company is required to pay Jamie Fan Wei Zhi of $3,708 (SGD 5,000) per month as guarantor fee (See Note 18).
[3]	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with Lim Beng Choo pursuant to which KRHSG may borrow up to approximately $370,755 (SGD 500,000) for operation purposes. The loan bears an annual interest rate of 25% and repayable within 30 days upon every Disbursement. Default interest at 25% per annual is chargeable on a daily basis for all amounts remaining unpaid after 30 days.